Concentrations and Risks - Schedule of the Customers Accounting of Total Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Customer A [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue		[1]	$ 317
Total revenue percentage		[1]	30.00%
Customer B - a Related Party [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue		[1]	$ 301
Total revenue percentage		[1]	29.00%
Customer C [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue		[1]	$ 199
Total revenue percentage		[1]	19.00%
Customer D [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 1,000			[1]
Total revenue percentage	17.00%			[1]
Customer E [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 1,000			[1]
Total revenue percentage	17.00%			[1]
Customer F [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 1,787			[1]
Total revenue percentage	31.00%			[1]
Customer G [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 1,044			[1]
Total revenue percentage	18.00%			[1]

[1]	Less than 10% of total revenue